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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Colden Capital Management LLC
Address:      230 Park Avenue, 7th Floor
              New York, NY 10169


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kevin McLaughlin
Title:        Chief Financial Officer
Phone:        212-499-2703

Signature, Place, and Date of Signing:

              Kevin McLaughlin     New York, NY         2/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $263,598
                                            [In thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2000

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                               MARKET                                     (c)
                    TITLE        CUSIP         VALUE     SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        (x$1,000) PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ALCATEL SA         ADRS          013904305      2,339     41,820   SH        Sole                NONE     41,820
ALCOA INC.         Common Stock  013817101      1,205     35,962   SH        Sole                NONE     35,962
AMERICA ONLINE
  INC              Common Stock  02364J104     26,594    764,200   SH        Sole                NONE    764,200
APPLIED MICRO
 CIRCUITS CORP     Common Stock  03822W109      6,124     81,599   SH        Sole                NONE     81,599
AT&T CORP.         Common Stock  001957109      3,268    189,436   SH        Sole                NONE    189,436
AXA GROUP          ADRS          054536107        742     10,326   SH        Sole                NONE     10,326
CHRIS-CRAFT
  INDUSTRIES INC   Common Stock  170520100     12,296    184,900   SH        Sole                NONE    184,900
CITIGROUP INC      Common Stock  172967101     20,048    392,617   SH        Sole                NONE    392,617
CLEAR CHANNEL
  COMMUNICATIONS   Common Stock  184502102      7,918    163,459   SH        Sole                NONE    163,459
GENERAL ELECTRIC
  CO.              Common Stock  369604103      1,782     37,176   SH        Sole                NONE     37,176
GEORGIA PACIFIC    Options-Puts  373298108         13        300   SH   PUT  Sole                NONE        300
GPU INC.           Common Stock  36225X100      4,495    122,100   SH        Sole                NONE    122,100
GREAT PLAINS
  SOFTWARE INC.    Common Stock  39119E105      4,706    100,000   SH        Sole                NONE    100,000
HONEYWELL
  INTERNATIONAL
  INC.             Common Stock  438516106     32,229    681,200   SH        Sole                NONE    681,200
INFINITY
  BROADCASTING
  CORP-A           Common Stock  45662S102     32,746  1,172,100   SH        Sole                NONE  1,172,100
INTERNATIONAL
  PAPER CO         Common Stock  461046103      4,562    111,770   SH        Sole                NONE    111,770
NIAGARA MOHAWK
  HOLDINGS INC     Common Stock  653520106      6,305    377,825   SH        Sole                NONE    377,825
NORTEL NETWORKS
  CORP             Common Stock  656568102      2,873     89,596   SH        Sole                NONE    89,596
PFIZER INC.        Common Stock  717081103     11,541    250,901   SH        Sole                NONE    250,901
QWEST
  COMMUNICATIONS
  INTL             Common Stock  749121109      5,248    128,381   SH        Sole                NONE    128,381
R&B FALCON CORP    Common Stock  74912E101        734     32,000   SH        Sole                NONE    32,000
SDL INC            Common Stock  784076101     19,161    129,300   SH        Sole                NONE    129,300




SUN MICROSYSTEMS
  INC              Common Stock  866810104      2,853    102,350   SH        Sole                NONE    102,350
TELEFONICA S.A.    ADRS          879382208      3,339     68,113   SH        Sole                NONE    68,113
TEXACO INC.        Common Stock  881694103     16,121    259,500   SH        Sole                NONE    259,500
TEXAS INSTRUMENTS
  INC              Common Stock  882508104      6,735    142,169   SH        Sole                NONE    142,169
TRIAD HOSPITALS
  INC              Common Stock  89579K109         68      2,100   SH        Sole                NONE      2,100
UNION CARBIDE
  CORP.            Common Stock  905581104      1,345     25,000   SH        Sole                NONE     25,000
VERIZON
  COMMUNICATIONS   Common Stock  92343V104     13,822    275,751   SH        Sole                NONE    275,751
VOICESTREAM
  WIRELESS CORP    Common Stock  928615103     12,387    123,100   SH        Sole                NONE    123,100
                                              263,598
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